Schedule of other investments (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Other investments at cost	$ 28,768	$ 28,768
Disposal during year	(26,046)
Other investments at cost	2,722	28,768
Other investments, accumulated impairment loss	(28,748)	(28,405)
Addition during the financial year		(343)
Reversal of accumulated impairment loss	26,046
Other investments, accumulated impairment loss	(2,702)	(28,748)
Exchange differences	(20)	(20)
Other investments